DEFERRED INCOME (Details) - BRL (R$) R$ in Thousands	8 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED INCOME
Contractual Liabilities (customers contracts)	R$ 529,179	R$ 499,035	R$ 532,207
Disposal of PP&E	107,367	94,383
Government grants	50,474	61,613
Other	59,224	63,051
Total	746,244	718,082
Current	506,806	506,181
Non-current	239,438	R$ 211,901
Amount of emergency benefits paid directly to employees by Federal Government	R$ 34,590